FINANCIAL INSTRUMENTS (Schedule of fair values of derivative instruments designated and not designated as cash flow hedges) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Derivative [Line Items]
Total derivative instruments - short-term assets	$ 792	$ 0
Total derivative instruments - long-term assets	19,972	3,184
Total derivative instruments - short-term liabilities	13	738
Financial instruments at fair value, long-term portion	33,559	17,209
Interest rate swaps | Designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - long-term assets	10,711	2,077
Total derivative instruments - short-term liabilities	0	68
Financial instruments at fair value, long-term portion	0	2,316
Interest rate swaps | Not designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - short-term assets	792	0
Total derivative instruments - long-term assets	9,261	88
Total derivative instruments - short-term liabilities	13	670
Financial instruments at fair value, long-term portion	0	2,159
Cross currency swaps | Designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - long-term assets	0	1,019
Financial instruments at fair value, long-term portion	25,719	10,038
Cross currency swaps | Not designated as hedging instrument
Derivative [Line Items]
Financial instruments at fair value, long-term portion	73	11
Cross currency interest rate swaps | Designated as hedging instrument
Derivative [Line Items]
Financial instruments at fair value, long-term portion	$ 7,767	$ 2,685